Lease Liabilities - Summary of Changes to Lease Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Balance at beginning of year		$ 429,206	$ 355,986
Business combinations		28,269	111,590
Sale of business		(3,129)
Additions		117,221	90,346
Derecognition	[1]	(16,285)	(15,030)
Repayment		(123,606)	(115,336)
Effect of movements in exchange rates		(18,637)	1,650
Balance at end of year		$ 413,039	$ 429,206

[1]	Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.